Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
pay

versus performance table
As required by Section 953(a) of
the
Dodd-Frank Wall
Street
Reform
and
Consumer Protection
Act
and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive Compensation Actually Paid (“CAP”) and certain financial performance of the Company. For further information
c
oncerning the Company’s variable
pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation–Compe
n
sation Discussion and Analysis” starting on page 48.

Year	CEO pay		Other NEO pay		Value of initial fixed $100 investment based on		Other performance measures
	Summary compensation table total for CEO (1)	CAP for CEO (2)	Average summary compensation table total for non-CEO NEOs (3)	Average CAP to non-CEO NEOs (4)	Total stockholder return (5)	Peer group total stockholder return (5)(6)	Net income (billions) (7)	Return on capital employed (ROCE) (8)

2022	$23,573,925	$86,746,262	$7,990,849	$25,084,341	$171	$145	$35.5	20.3%

2021	$22,610,285	$54,351,572	$8,654,188	$17,681,842	$108	$92	$15.6	9.4%

2020	$29,017,031	$7,582,335	$9,053,126	$2,548,051	$74	$66	$(5.5)	(2.8)%
(1)	Represents amounts reported for Mr. Wirth for each corresponding year in the “Summary Compensation Table” in the “Total” column.

(2)
Amounts for each fiscal year do not reflect the actual amount of compensation earned by or paid to Mr. Wirth during the applicable year. In accordance with SEC rules, the amounts reported in this column for each fiscal year were calculated by making the following adjustments to amounts reported for Mr. Wirth in the “Summary Compensation Table” in the “Total” column:

Year	Reported summary compensation table total for CEO	Less reported valu e of equity awards (a)	Plus equity award adjustments (b)	Less reported change in the actuarial present value of pension benefits (c )	Plus pension benefit adjustments (d)	CAP to CEO

2022	$23,573,925	$(16,910,025)	$79,239,311	–	$843,051	$86,746,262

2021	$22,610,285	$(16,108,661)	$46,947,253	–	$902,695	$54,351,572

2020	$29,017,031	$(15,123,491)	$ 4,379,437	$(11,414,991)	$724,349	$ 7,582,335

(a)	Represents, for each applicable year, the sum of the amounts reported in the “Summary Compensation Table” in the “Stock Awards” and “Option Awards” columns.

(b)
Represents, for each applicable year, the following adjustments: (i) the addition of year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the addition (or subtraction if negative) of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the addition of the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the addition (or subtraction if negative) of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the addition of the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Equity award values are calculated in accordance with ASC Topic 718. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-end fair value of equity awards granted in the year and unvested at year-end	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments

2022	$30,594,291	$36,161,003	–	$12,484,017	–	–	$79,239,311

2021	$27,256,713	$13,067,714	–	$6,622,826	–	–	$46,947,253

2020	$12,861,536	$(6,444,643)	–	$(2,037,456)	–	–	$4,379,437

(c)	Represents, for each applicable year, the amount reported in the “Summary Compensation Table” in the “Change in Pension Values and Nonqualified Deferred Compensation Earnings” column.

(d)
Represents, for each applicable year, the aggregate of two components: (i) the actuarially determined service cost under the CRP and RRP for services rendered by Mr. Wirth during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service cost	Prior service cost	Total pension benefit adjustments

2022	$843,051	–	$843,051

2021	$902,695	–	$902,695

2020	$724,349	–	$724,349

(3)
Represents, for each applicable year, the average of the amounts reported in the “Summary Compensation Table” in the “Total” column for the NEOs as a group (excluding Mr. Wirth). Each NEO (excluding Mr. Wirth) included for purposes of calculating the average amounts in each applicable year are as follows: for 2022, Messrs. Breber, Johnson, Nelson, and Pate; and for 2021 and 2020, Messrs. Breber, Johnson, Geagea, and Nelson.

(4)
Amounts for each fiscal year do not reflect the actual average of reported amounts of compensation earned by or paid to the NEOs as a group (excluding Mr. Wirth) during the applicable year. In accordance with SEC rules, the amounts reported in this column for each fiscal year were calculated by making the following adjustments to average total compensation for the NEOs as a group (excluding Mr. Wirth), using the same methodology described above in footnote 2:

Year	Average reported summary compensation table total for non-CEO NEOs	Less average reported value of equity awards	Plus average equity award adjustments (a)	Less average reported change in the actuarial present value of pension benefits	Plus average pension benefit adjustments (b)	Average CAP to non-CEO NEOs

2022	$7,990,849	$(4,619,625)	$21,421,388	$(130,517)	$422,246	$25,084,341

2021	$8,654,188	$(4,870,013)	$13,843,622	$(492,800)	$546,845	$17,681,842

2020	$9,053,126	$(4,197,231)	$976,591	$(3,697,618)	$413,183	$2,548,051

Chevron Corporation 2023 Proxy Statement

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average year- end fair value of equity awards granted in the year and unvested at year-end	Year over year average change in fair value of outstanding and unvested equity awards	Average fair value as of vesting date of equity awards granted and vested in the year	Year over year average change in fair value of equity awards granted in prior years that vested in the year	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total average equity award adjustments

2022	$8,358,349	$9,477,848	—	$3,585,191	—	—	$21,421,388

2021	$8,122,449	$3,842,401	—	$1,878,772	—	—	$13,843,622

2020	$3,569,368	$(1,968,912)	—	$(623,865)	—	—	$976,591

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average service cost	Average prior service cost	Total average pension benefit adjustments

2022	$422,246	—	$422,246

2021	$546,845	—	$546,845

2020	$413,183	—	$413,183

(5)	Represents, for each applicable year, cumulative total stockholder return beginning December 31, 2019, at market close.

(6)	Competitor Peer Group refers to BP, ExxonMobil, Shell, and TotalEnergies. The average cumulative TSR is weighted by each peer’s market cap as of the beginning of each year .

(7)	Figures rounded.

(8)
ROCE is calculated by dividing earnings (adjusted for after-tax interest expense, noncontrolling interests) by the average of total debt, noncontrolling interests, and Chevron Corporation stockholders’ equity for the year.

Company Selected Measure Name		ROCE
Named Executive Officers, Footnote [Text Block]		for 2022, Messrs. Breber, Johnson, Nelson, and Pate; and for 2021 and 2020, Messrs. Breber, Johnson, Geagea, and Nelson.
Peer Group Issuers, Footnote [Text Block]		Competitor Peer Group refers to BP, ExxonMobil, Shell, and TotalEnergies. The average cumulative TSR is weighted by each peer’s market cap as of the beginning of each year
PEO Total Compensation Amount		$ 23,573,925	$ 22,610,285	$ 29,017,031
PEO Actually Paid Compensation Amount		$ 86,746,262	54,351,572	7,582,335
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Amounts for each fiscal year do not reflect the actual amount of compensation earned by or paid to Mr. Wirth during the applicable year. In accordance with SEC rules, the amounts reported in this column for each fiscal year were calculated by making the following adjustments to amounts reported for Mr. Wirth in the “Summary Compensation Table” in the “Total” column:

Year	Reported summary compensation table total for CEO	Less reported valu e of equity awards (a)	Plus equity award adjustments (b)	Less reported change in the actuarial present value of pension benefits (c )	Plus pension benefit adjustments (d)	CAP to CEO

2022	$23,573,925	$(16,910,025)	$79,239,311	–	$843,051	$86,746,262

2021	$22,610,285	$(16,108,661)	$46,947,253	–	$902,695	$54,351,572

2020	$29,017,031	$(15,123,491)	$ 4,379,437	$(11,414,991)	$724,349	$ 7,582,335

(a)	Represents, for each applicable year, the sum of the amounts reported in the “Summary Compensation Table” in the “Stock Awards” and “Option Awards” columns.
(b)
Represents, for each applicable year, the following adjustments: (i) the addition of year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the addition (or subtraction if negative) of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the addition of the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the addition (or subtraction if negative) of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the addition of the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Equity award values are calculated in accordance with ASC Topic 718. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year-end fair value of equity awards granted in the year and unvested at year-end	Year over year change in fair value of outstanding and unvested equity awards	Fair value as of vesting date of equity awards granted and vested in the year	Year over year change in fair value of equity awards granted in prior years that vested in the year	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total equity award adjustments

2022	$30,594,291	$36,161,003	–	$12,484,017	–	–	$79,239,311

2021	$27,256,713	$13,067,714	–	$6,622,826	–	–	$46,947,253

2020	$12,861,536	$(6,444,643)	–	$(2,037,456)	–	–	$4,379,437

(c)	Represents, for each applicable year, the amount reported in the “Summary Compensation Table” in the “Change in Pension Values and Nonqualified Deferred Compensation Earnings” column.

(d)
Represents, for each applicable year, the aggregate of two components: (i) the actuarially determined service cost under the CRP and RRP for services rendered by Mr. Wirth during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service cost	Prior service cost	Total pension benefit adjustments

2022	$843,051	–	$843,051

2021	$902,695	–	$902,695

2020	$724,349	–	$724,349

Non-PEO NEO Average Total Compensation Amount		$ 7,990,849	8,654,188	9,053,126
Non-PEO NEO Average Compensation Actually Paid Amount		$ 25,084,341	17,681,842	2,548,051
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Amounts for each fiscal year do not reflect the actual average of reported amounts of compensation earned by or paid to the NEOs as a group (excluding Mr. Wirth) during the applicable year. In accordance with SEC rules, the amounts reported in this column for each fiscal year were calculated by making the following adjustments to average total compensation for the NEOs as a group (excluding Mr. Wirth), using the same methodology described above in footnote 2:

Year	Average reported summary compensation table total for non-CEO NEOs	Less average reported value of equity awards	Plus average equity award adjustments (a)	Less average reported change in the actuarial present value of pension benefits	Plus average pension benefit adjustments (b)	Average CAP to non-CEO NEOs

2022	$7,990,849	$(4,619,625)	$21,421,388	$(130,517)	$422,246	$25,084,341

2021	$8,654,188	$(4,870,013)	$13,843,622	$(492,800)	$546,845	$17,681,842

2020	$9,053,126	$(4,197,231)	$976,591	$(3,697,618)	$413,183	$2,548,051

Chevron Corporation 2023 Proxy Statement

(a)	The amounts deducted or added in calculating the total average equity award adjustments are as follows:

Year	Average year- end fair value of equity awards granted in the year and unvested at year-end	Year over year average change in fair value of outstanding and unvested equity awards	Average fair value as of vesting date of equity awards granted and vested in the year	Year over year average change in fair value of equity awards granted in prior years that vested in the year	Average fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year	Average value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	Total average equity award adjustments

2022	$8,358,349	$9,477,848	—	$3,585,191	—	—	$21,421,388

2021	$8,122,449	$3,842,401	—	$1,878,772	—	—	$13,843,622

2020	$3,569,368	$(1,968,912)	—	$(623,865)	—	—	$976,591

(b)	The amounts deducted or added in calculating the total pension benefit adjustments are as follows:

Year	Average service cost	Average prior service cost	Total average pension benefit adjustments

2022	$422,246	—	$422,246

2021	$546,845	—	$546,845

2020	$413,183	—	$413,183

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
financial performance measures
The three measures listed below are important financial performance measures used by the Company to link CAP to the NEOs, for the most recently completed fiscal year, to the Company’s performance. These financial measures are part of our short-term and long-term incentive plan design that reflects the Company’s philosophy to pay for absolute and competitive performance, in alignment with stockholder returns. For additional details, please refer
to the “Executive Compensation–Compensation Discussion and Analysis–Annual Incentive Plan (Chevron Incentive Plan)” and “Executive Compensation–Compensation Discussion and Analysis–Long-term Incentive Plan” on pages 59 to 68.

•	Earnings 1
•	ROCE 2
•	Cash flow from operations 3
Notes:

1
Net Income in the Pay Versus Performance Table is the same as “
Earnings
” listed in the “Compensation Discussion and Analysis – Annual Incentive Plan (Chevron Incentive Plan)–2022 CIP Corporate Performance Rating.”

2
ROCE is calculated by dividing earnings (adjusted for after-tax interest expense, noncontrolling interests) by the average of total debt, noncontrolling interests and Chevron Corporation stockholders’ equity for the year.

3	Cash Flow From Operations as reported in the Net Cash Provided by Operating Activities line of the 2022 Consolidated Statement of Cash Flows.

Total Shareholder Return Amount		$ 171	108	74
Peer Group Total Shareholder Return Amount		145	92	66
Net Income (Loss)	[1]	$ 35,500,000,000	$ 15,600,000,000	$ (5,500,000,000)
Company Selected Measure Amount		0.203	0.094	(0.028)
PEO Name		Mr. Wirth
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		Earnings
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		ROCE
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Cash flow from operations
PEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (16,910,025)	$ (16,108,661)	$ (15,123,491)
PEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		79,239,311	46,947,253	4,379,437
PEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	(11,414,991)
PEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		843,051	902,695	724,349
PEO [Member] | Year end fair value of equity awards granted in the year and unvested at year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		30,594,291	27,256,713	12,861,536
PEO [Member] | Year over year change in fair value of outstanding and unvested equity awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		36,161,003	13,067,714	(6,444,643)
PEO [Member] | Fair value as of vesting date of equity awards granted and vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Year over year change in fair value of equity awards granted in prior years that vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		12,484,017	6,622,826	(2,037,456)
PEO [Member] | Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
PEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		843,051	902,695	724,349
PEO [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(4,619,625)	(4,870,013)	(4,197,231)
Non-PEO NEO [Member] | Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		21,421,388	13,843,622	976,591
Non-PEO NEO [Member] | Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(130,517)	(492,800)	(3,697,618)
Non-PEO NEO [Member] | Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		422,246	546,845	413,183
Non-PEO NEO [Member] | Year end fair value of equity awards granted in the year and unvested at year end
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,358,349	8,122,449	3,569,368
Non-PEO NEO [Member] | Year over year change in fair value of outstanding and unvested equity awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		9,477,848	3,842,401	(1,968,912)
Non-PEO NEO [Member] | Fair value as of vesting date of equity awards granted and vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Year over year change in fair value of equity awards granted in prior years that vested in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,585,191	1,878,772	(623,865)
Non-PEO NEO [Member] | Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	0	0
Non-PEO NEO [Member] | Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		422,246	546,845	413,183
Non-PEO NEO [Member] | Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 0	$ 0	$ 0

[1]	Figures rounded.